UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	April 27,2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 8
Form 13F Information Table Value Total:  79,069
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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


F0RM13F INFORMATION TABLE

                               TITLE OF               VALUE   SHRS/    SH/     PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS   CUSIP          (X$1000)PRN      AMT PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------

CAPITALSOURCE INC              COM     14055X102      2227    316363   SH           SOLE                316363  0      0
GREEN DOT CORP CLASS A         COM     39304D102      2165    50446    SH           SOLE                50446   0      0
INTEL CORP                     COM     458140100      252     12500    SH           SOLE                12500   0      0
ISHARES MSCI EMERGING MARKETS  COM     464287234      8972    184276   SH           SOLE                184276  0      0
ISHARES S+P 100 INDEX FUND     COM     464287101      20437   344518   SH           SOLE                344518  0      0
TEXTRON INC                    COM     883203101      438     16000    SH           SOLE                16000   0      0
THERAVANCE INC                 COM     88338T104      4465    184372   SH           SOLE                184372  0      0
VANGUARD MSCI EMERGING MARKETS COM     922042858      40113   819981   SH           SOLE                819981  0      0
